Acquisition (Details) - Schedule of assets acquired and liabilities assumed - HelioHeat GmbH [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Preliminary Valuation [Member]
Acquisition (Details) - Schedule of assets acquired and liabilities assumed [Line Items]
Cash and cash equivalents		$ 30
Prepaid and other current assets		33
Property, plant and equipment, net		6
Intangible asset
Goodwill		4,204
Total assets acquired		4,273
Accrued expenses and other current liabilities		74
Contract liabilities		390
Debt		41
Deferred tax liabilities
Total liabilities assumed		505
Net assets acquired		$ 3,768
Measurement Period Adjustments [Member]
Acquisition (Details) - Schedule of assets acquired and liabilities assumed [Line Items]
Cash and cash equivalents
Prepaid and other current assets
Property, plant and equipment, net
Intangible asset	4,204
Goodwill	(3,093)
Total assets acquired	1,111
Accrued expenses and other current liabilities
Contract liabilities
Debt
Deferred tax liabilities	1,111
Total liabilities assumed	1,111
Net assets acquired
Revised Valuation [Member]
Acquisition (Details) - Schedule of assets acquired and liabilities assumed [Line Items]
Cash and cash equivalents	30
Prepaid and other current assets	33
Property, plant and equipment, net	6
Intangible asset	4,204
Goodwill	1,111
Total assets acquired	5,384
Accrued expenses and other current liabilities	74
Contract liabilities	390
Debt	41
Deferred tax liabilities	1,111
Total liabilities assumed	1,616
Net assets acquired	$ 3,768